Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Cohen & Steers International Realty Fund, Inc.
Entity Central Index Key	0001309161
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers International Realty Fund, Inc.
Class Name	Class A
Trading Symbol	IRFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers International Realty Fund, Inc. (Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65.24	1.36%

Expenses Paid, Amount	$ 65.24
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a -7.07% total return in the six months ended June 30, 2024, compared with the FTSE EPRA ex-US Index-net,[1] which returned -7.55%.

Stock selection and an overweight allocation in Australia contributed to relative performance. An overweight investment in Goodman Group contributed, benefitting from a growing logistics-to-data centers pipeline, with estimates of value accretion increasing. Stock selection in France also helped performance; the portfolio did not invest in office landlord Gecina, which declined on an uncertain outlook for office demand. Stock selection in Singapore further aided performance, due mainly to a non-allocation to logistics company CapitaLand Ascendas REIT, which had a sizable decline.

Stock selection in Japan detracted from relative performance, due in part to the timing of the portfolio's investment and an underweight in Mitsubishi Estate. The developer's shares benefited from anticipation for a strong mid-term plan. Stock selection in Hong Kong also hindered performance; detractors included an average overweight in developer Sun Hung Kai Properties, which had a significant decline. An overweight in Belgium weighed on relative performance, as the market underperformed the benchmark in the period.

The currency impact of the Fund's investments in foreign securities detracted from absolute performance during the period, as, overall, foreign currencies depreciated against the dollar.

Top contributors	Top detractors
Australia	Japan
France	Hong Kong
Singapore	Belgium

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2024)
	1 Year	5 Years	10 Years
With sales charge[2]	-3.23%	-4.01%	0.23%
Without sales charge	1.33%	-3.12%	0.69%
FTSE EPRA ex-US Index-net[1]	3.09%	-4.35%	-0.52%
S&P 500 Index	24.56%	15.04%	12.86%
MSCI EAFE Index-net	11.54%	6.46%	4.33%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 449,134,764
Holdings Count | shares	62
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$449,134,764
Number of portfolio holdings (excluding derivatives)	62
Portfolio turnover rate	54%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
Goodman Group	7.9%
Mitsui Fudosan Co. Ltd.	6.0%
Vonovia SE	3.8%
Sumitomo Realty & Development Co. Ltd.	3.6%
Sun Hung Kai Properties Ltd.	3.0%
Segro PLC	2.9%
CapitaLand Integrated Commercial Trust	2.7%
Unibail-Rodamco-Westfield	2.5%
Tritax Big Box REIT PLC	2.2%
Stockland	2.2%

Sector diversification[3,5]	(%)
Diversified	43.4%
Industrials	16.4%
Residential	12.9%
Retail	9.1%
Self Storage	4.4%
Health Care	3.3%
Hotel	2.3%
Industrial Office	2.1%
Specialty	1.5%
Other (includes short-term investments)	4.6%

Country diversification[3,5]	(%)
Japan	23.8%
Australia	16.9%
United Kingdom	13.8%
Singapore	8.4%
Germany	6.6%
Canada	6.4%
France	6.1%
Hong Kong	5.9%
Belgium	3.9%
Other (includes short-term investments)	8.2%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Goodman Group	7.9%
Mitsui Fudosan Co. Ltd.	6.0%
Vonovia SE	3.8%
Sumitomo Realty & Development Co. Ltd.	3.6%
Sun Hung Kai Properties Ltd.	3.0%
Segro PLC	2.9%
CapitaLand Integrated Commercial Trust	2.7%
Unibail-Rodamco-Westfield	2.5%
Tritax Big Box REIT PLC	2.2%
Stockland	2.2%

Material Fund Change [Text Block]
Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.

Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers International Realty Fund, Inc.
Class Name	Class C
Trading Symbol	IRFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers International Realty Fund, Inc. (Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96.26	2.01%

Expenses Paid, Amount	$ 96.26
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a -7.40% total return in the six months ended June 30, 2024, compared with the FTSE EPRA ex-US Index-net,[1] which returned -7.55%.

Stock selection and an overweight allocation in Australia contributed to relative performance. An overweight investment in Goodman Group contributed, benefitting from a growing logistics-to-data centers pipeline, with estimates of value accretion increasing. Stock selection in France also helped performance; the portfolio did not invest in office landlord Gecina, which declined on an uncertain outlook for office demand. Stock selection in Singapore further aided performance, due mainly to a non-allocation to logistics company CapitaLand Ascendas REIT, which had a sizable decline.

Stock selection in Japan detracted from relative performance, due in part to the timing of the portfolio's investment and an underweight in Mitsubishi Estate. The developer's shares benefited from anticipation for a strong mid-term plan. Stock selection in Hong Kong also hindered performance; detractors included an average overweight in developer Sun Hung Kai Properties, which had a significant decline. An overweight in Belgium weighed on relative performance, as the market underperformed the benchmark in the period.

The currency impact of the Fund's investments in foreign securities detracted from absolute performance during the period, as, overall, foreign currencies depreciated against the dollar.

Top contributors	Top detractors
Australia	Japan
France	Hong Kong
Singapore	Belgium

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2024)
	1 Year	5 Years	10 Years
With sales charge	-0.33%[2]	-3.76%	0.05%
Without sales charge	0.67%	-3.76%	0.05%
FTSE EPRA ex-US Index-net[1]	3.09%	-4.35%	-0.52%
S&P 500 Index	24.56%	15.04%	12.86%
MSCI EAFE Index-net	11.54%	6.46%	4.33%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 449,134,764
Holdings Count | shares	62
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$449,134,764
Number of portfolio holdings (excluding derivatives)	62
Portfolio turnover rate	54%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
Goodman Group	7.9%
Mitsui Fudosan Co. Ltd.	6.0%
Vonovia SE	3.8%
Sumitomo Realty & Development Co. Ltd.	3.6%
Sun Hung Kai Properties Ltd.	3.0%
Segro PLC	2.9%
CapitaLand Integrated Commercial Trust	2.7%
Unibail-Rodamco-Westfield	2.5%
Tritax Big Box REIT PLC	2.2%
Stockland	2.2%

Sector diversification[3,5]	(%)
Diversified	43.4%
Industrials	16.4%
Residential	12.9%
Retail	9.1%
Self Storage	4.4%
Health Care	3.3%
Hotel	2.3%
Industrial Office	2.1%
Specialty	1.5%
Other (includes short-term investments)	4.6%

Country diversification[3,5]	(%)
Japan	23.8%
Australia	16.9%
United Kingdom	13.8%
Singapore	8.4%
Germany	6.6%
Canada	6.4%
France	6.1%
Hong Kong	5.9%
Belgium	3.9%
Other (includes short-term investments)	8.2%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Goodman Group	7.9%
Mitsui Fudosan Co. Ltd.	6.0%
Vonovia SE	3.8%
Sumitomo Realty & Development Co. Ltd.	3.6%
Sun Hung Kai Properties Ltd.	3.0%
Segro PLC	2.9%
CapitaLand Integrated Commercial Trust	2.7%
Unibail-Rodamco-Westfield	2.5%
Tritax Big Box REIT PLC	2.2%
Stockland	2.2%

Material Fund Change [Text Block]
Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.

Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers International Realty Fund, Inc.
Class Name	Class I
Trading Symbol	IRFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers International Realty Fund, Inc. (Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48.50	1.01%

Expenses Paid, Amount	$ 48.50
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a -6.85% total return in the six months ended June 30, 2024, compared with the FTSE EPRA ex-US Index-net,[1] which returned -7.55%.

Stock selection and an overweight allocation in Australia contributed to relative performance. An overweight investment in Goodman Group contributed, benefitting from a growing logistics-to-data centers pipeline, with estimates of value accretion increasing. Stock selection in France also helped performance; the portfolio did not invest in office landlord Gecina, which declined on an uncertain outlook for office demand. Stock selection in Singapore further aided performance, due mainly to a non-allocation to logistics company CapitaLand Ascendas REIT, which had a sizable decline.

Stock selection in Japan detracted from relative performance, due in part to the timing of the portfolio's investment and an underweight in Mitsubishi Estate. The developer's shares benefited from anticipation for a strong mid-term plan. Stock selection in Hong Kong also hindered performance; detractors included an average overweight in developer Sun Hung Kai Properties, which had a significant decline. An overweight in Belgium weighed on relative performance, as the market underperformed the benchmark in the period.

The currency impact of the Fund's investments in foreign securities detracted from absolute performance during the period, as, overall, foreign currencies depreciated against the dollar.

Top contributors	Top detractors
Australia	Japan
France	Hong Kong
Singapore	Belgium

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2024)
	1 Year	5 Years	10 Years
Class I2	1.69%	-2.78%	1.05%
FTSE EPRA ex-US Index-net[1]	3.09%	-4.35%	-0.52%
S&P 500 Index	24.56%	15.04%	12.86%
MSCI EAFE Index-net	11.54%	6.46%	4.33%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 449,134,764
Holdings Count | shares	62
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$449,134,764
Number of portfolio holdings (excluding derivatives)	62
Portfolio turnover rate	54%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
Goodman Group	7.9%
Mitsui Fudosan Co. Ltd.	6.0%
Vonovia SE	3.8%
Sumitomo Realty & Development Co. Ltd.	3.6%
Sun Hung Kai Properties Ltd.	3.0%
Segro PLC	2.9%
CapitaLand Integrated Commercial Trust	2.7%
Unibail-Rodamco-Westfield	2.5%
Tritax Big Box REIT PLC	2.2%
Stockland	2.2%

Sector diversification[3,5]	(%)
Diversified	43.4%
Industrials	16.4%
Residential	12.9%
Retail	9.1%
Self Storage	4.4%
Health Care	3.3%
Hotel	2.3%
Industrial Office	2.1%
Specialty	1.5%
Other (includes short-term investments)	4.6%

Country diversification[3,5]	(%)
Japan	23.8%
Australia	16.9%
United Kingdom	13.8%
Singapore	8.4%
Germany	6.6%
Canada	6.4%
France	6.1%
Hong Kong	5.9%
Belgium	3.9%
Other (includes short-term investments)	8.2%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Goodman Group	7.9%
Mitsui Fudosan Co. Ltd.	6.0%
Vonovia SE	3.8%
Sumitomo Realty & Development Co. Ltd.	3.6%
Sun Hung Kai Properties Ltd.	3.0%
Segro PLC	2.9%
CapitaLand Integrated Commercial Trust	2.7%
Unibail-Rodamco-Westfield	2.5%
Tritax Big Box REIT PLC	2.2%
Stockland	2.2%

Material Fund Change [Text Block]
Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.

Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers International Realty Fund, Inc.
Class Name	Class R
Trading Symbol	IRFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers International Realty Fund, Inc. (Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$72.42	1.51%

Expenses Paid, Amount	$ 72.42
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a -7.10% total return in the six months ended June 30, 2024, compared with the FTSE EPRA ex-US Index-net,[1] which returned -7.55%.

Stock selection and an overweight allocation in Australia contributed to relative performance. An overweight investment in Goodman Group contributed, benefitting from a growing logistics-to-data centers pipeline, with estimates of value accretion increasing. Stock selection in France also helped performance; the portfolio did not invest in office landlord Gecina, which declined on an uncertain outlook for office demand. Stock selection in Singapore further aided performance, due mainly to a non-allocation to logistics company CapitaLand Ascendas REIT, which had a sizable decline.

Stock selection in Japan detracted from relative performance, due in part to the timing of the portfolio's investment and an underweight in Mitsubishi Estate. The developer's shares benefited from anticipation for a strong mid-term plan. Stock selection in Hong Kong also hindered performance; detractors included an average overweight in developer Sun Hung Kai Properties, which had a significant decline. An overweight in Belgium weighed on relative performance, as the market underperformed the benchmark in the period.

The currency impact of the Fund's investments in foreign securities detracted from absolute performance during the period, as, overall, foreign currencies depreciated against the dollar.

Top contributors	Top detractors
Australia	Japan
France	Hong Kong
Singapore	Belgium

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2024)
	1 Year	5 Years	Since Inception (10/1/15)
Class R2	1.14%	-3.26%	1.34%
FTSE EPRA ex-US Index-net[1]	3.09%	-4.35%	0.34%
S&P 500 Index	24.56%	15.04%	14.74%
MSCI EAFE Index-net	11.54%	6.46%	6.72%

Performance Inception Date	Oct. 01, 2015
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 449,134,764
Holdings Count | shares	62
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$449,134,764
Number of portfolio holdings (excluding derivatives)	62
Portfolio turnover rate	54%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
Goodman Group	7.9%
Mitsui Fudosan Co. Ltd.	6.0%
Vonovia SE	3.8%
Sumitomo Realty & Development Co. Ltd.	3.6%
Sun Hung Kai Properties Ltd.	3.0%
Segro PLC	2.9%
CapitaLand Integrated Commercial Trust	2.7%
Unibail-Rodamco-Westfield	2.5%
Tritax Big Box REIT PLC	2.2%
Stockland	2.2%

Sector diversification[3,5]	(%)
Diversified	43.4%
Industrials	16.4%
Residential	12.9%
Retail	9.1%
Self Storage	4.4%
Health Care	3.3%
Hotel	2.3%
Industrial Office	2.1%
Specialty	1.5%
Other (includes short-term investments)	4.6%

Country diversification[3,5]	(%)
Japan	23.8%
Australia	16.9%
United Kingdom	13.8%
Singapore	8.4%
Germany	6.6%
Canada	6.4%
France	6.1%
Hong Kong	5.9%
Belgium	3.9%
Other (includes short-term investments)	8.2%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Goodman Group	7.9%
Mitsui Fudosan Co. Ltd.	6.0%
Vonovia SE	3.8%
Sumitomo Realty & Development Co. Ltd.	3.6%
Sun Hung Kai Properties Ltd.	3.0%
Segro PLC	2.9%
CapitaLand Integrated Commercial Trust	2.7%
Unibail-Rodamco-Westfield	2.5%
Tritax Big Box REIT PLC	2.2%
Stockland	2.2%

Material Fund Change [Text Block]
Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.

Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers International Realty Fund, Inc.
Class Name	Class Z
Trading Symbol	IRFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers International Realty Fund, Inc. (Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$48.48	1.01%

Expenses Paid, Amount	$ 48.48
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a -6.96% total return in the six months ended June 30, 2024, compared with the FTSE EPRA ex-US Index-net,[1] which returned -7.55%.

Stock selection and an overweight allocation in Australia contributed to relative performance. An overweight investment in Goodman Group contributed, benefitting from a growing logistics-to-data centers pipeline, with estimates of value accretion increasing. Stock selection in France also helped performance; the portfolio did not invest in office landlord Gecina, which declined on an uncertain outlook for office demand. Stock selection in Singapore further aided performance, due mainly to a non-allocation to logistics company CapitaLand Ascendas REIT, which had a sizable decline.

Stock selection in Japan detracted from relative performance, due in part to the timing of the portfolio's investment and an underweight in Mitsubishi Estate. The developer's shares benefited from anticipation for a strong mid-term plan. Stock selection in Hong Kong also hindered performance; detractors included an average overweight in developer Sun Hung Kai Properties, which had a significant decline. An overweight in Belgium weighed on relative performance, as the market underperformed the benchmark in the period.

The currency impact of the Fund's investments in foreign securities detracted from absolute performance during the period, as, overall, foreign currencies depreciated against the dollar.

Top contributors	Top detractors
Australia	Japan
France	Hong Kong
Singapore	Belgium

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2024)
	1 Year	5 Years	Since Inception (10/1/15)
Class Z2	1.69%	-2.82%	1.79%
FTSE EPRA ex-US Index-net[1]	3.09%	-4.35%	0.34%
S&P 500 Index	24.56%	15.04%	14.74%
MSCI EAFE Index-net	11.54%	6.46%	6.72%

Performance Inception Date	Oct. 01, 2015
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 449,134,764
Holdings Count | shares	62
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$449,134,764
Number of portfolio holdings (excluding derivatives)	62
Portfolio turnover rate	54%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
Goodman Group	7.9%
Mitsui Fudosan Co. Ltd.	6.0%
Vonovia SE	3.8%
Sumitomo Realty & Development Co. Ltd.	3.6%
Sun Hung Kai Properties Ltd.	3.0%
Segro PLC	2.9%
CapitaLand Integrated Commercial Trust	2.7%
Unibail-Rodamco-Westfield	2.5%
Tritax Big Box REIT PLC	2.2%
Stockland	2.2%

Sector diversification[3,5]	(%)
Diversified	43.4%
Industrials	16.4%
Residential	12.9%
Retail	9.1%
Self Storage	4.4%
Health Care	3.3%
Hotel	2.3%
Industrial Office	2.1%
Specialty	1.5%
Other (includes short-term investments)	4.6%

Country diversification[3,5]	(%)
Japan	23.8%
Australia	16.9%
United Kingdom	13.8%
Singapore	8.4%
Germany	6.6%
Canada	6.4%
France	6.1%
Hong Kong	5.9%
Belgium	3.9%
Other (includes short-term investments)	8.2%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Goodman Group	7.9%
Mitsui Fudosan Co. Ltd.	6.0%
Vonovia SE	3.8%
Sumitomo Realty & Development Co. Ltd.	3.6%
Sun Hung Kai Properties Ltd.	3.0%
Segro PLC	2.9%
CapitaLand Integrated Commercial Trust	2.7%
Unibail-Rodamco-Westfield	2.5%
Tritax Big Box REIT PLC	2.2%
Stockland	2.2%

Material Fund Change [Text Block]
Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.